Schedule IV - Mortgage Loans on Real Estate (Parenthetical) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Mortgage Loans on Real Estate [Line Items]
Mortgages held for federal income tax purposes	$ 563.9